Related party transactions	12 Months Ended
Dec. 31, 2015
Related party transactions
Related party transactions

13.Related party transactions

a) Related parties

Name of related parties	Relationship with the Company
Baidu, Inc.	Ultimate holding company prior to October 26, 2015

Baidu Holdings Limited. (“Baidu Holdings”)	An entity controlled by Baidu, Inc.

Baidu Online Network Technology (Beijing) Co., Ltd. (“Baidu Online”)	An entity controlled by Baidu, Inc.

Beijing Baidu Netcom Science Technology Co., Ltd. (“Baidu Netcom”)	An entity controlled by Baidu, Inc.

FuJian Bo Rui Websoft Technology Co., Ltd. (“Bo Rui”)	An entity controlled by Baidu, Inc.

FuJian Bo Dong Cultural Communication Co., Ltd. (“Bo Dong”)	An entity controlled by Baidu, Inc.

Beijing Nuo Mi Network Information Technology Co., Ltd. (“Nuo Mi)	An entity controlled by Baidu, Inc.

Baidu.com Times Technology (Beijing) Co., Ltd. (“Baidu Times”)	An entity controlled by Baidu, Inc.

Beijing BaiduPay Science and Technology Co., Ltd. (“BaiduPay” )	An entity controlled by Baidu, Inc.

Shanghai Baidu Microcredit Co., Ltd.	An entity controlled by Baidu, Inc.

Ctrip.com International, Ltd. (“Ctip.com”)	Largest shareholder of the Company effective October 26, 2015

Ctrip and its subsidiaries (“Ctrip”)	Entities controlled by Ctrip

eLong, Inc. (“eLong”)	An affiliate of Ctrip

Huazhu Hotel Management Co., Ltd. (“Huazhu”)	An affiliate of Ctrip

Homeinns Hotel Management Co., Ltd. (“Homeinns”)	An affiliate of Ctrip

Baituo Travel Websoft Technology Ltd. (“Baituo”)	Equity method investee of the Company

b) The Company had the following related party transactions for the years ended December 31, 2013, 2014 and 2015:

		Years ended December 31,
		2013	2014	2015
	Notes	RMB	RMB	RMB	US$
Online marketing services from Baidu Netcom	(i)	91,533	165,058	93,725	14,469
Online marketing services from Bo Rui	(ii)	202	547	18,309	2,826
Online marketing services from Bo Dong		1,195	4,780	475	73
Online marketing services contributed by Baidu, Inc.	(iii)	5,920	3,304	—	—
Online marketing services from Baidu, Inc.		—	4,714	—	—
Online marketing services from Baidu Times	(iv)	—	7,670	15,148	2,338
Online marketing services from Baidu Online	(v)	—	—	93,909	14,497
Online marketing services from Nuo Mi		—	377	3,672	567
Online marketing services from Baidu Zhixin Cooperation	(vi)	—	699,983	37,178	5,739
Loan from Baidu Online	(vii)	150,000	—	1,134,000	175,059
Loan from Baidu Times	(viii)	—	—	639,800	98,768
Repayment of loan from Baidu Online	(vii)	150,000	—	—	—
Repayment of loan from Baidu Netcom	(ix)	50,000	—	—	—
Loan to Baidu Holdings	(x)	—	—	649,880	100,324
Loan to Baituo	(xi)	—	—	31,210	4,818
Loans to Baidu Holdings	(vii)	99,623	—	—	—
Repayment of loan to Baidu Holdings	(vii)	98,975	—	—	—
Compensation received from termination of Baidu Zhixin Cooperation	(vi)	—	—	207,000	31,955
Accommodation reservation commission earned from Homeinns		—	—	4,263	658
Accommodation reservation commission earned from Huazhu		—	—	3,082	477
Imputed interest	(vii),(ix)	2,050	—	—	—
Loan interest expense	(vii),(viii)	115	—	47,112	7,273
Loan interest income	(x)	—	—	1,173	181

(i)

During the years ended December 31, 2013, 2014 and 2015, Baidu Netcom provided to the Company online marketing services amounting to RMB91,533, RMB165,058 and RMB93,725 (US$14,469), respectively. As one of the largest online marketing service providers in the PRC, Baidu Netcom typically requires upfront payments from its customers. As of December 31 2014 and 2015, such payments amounted to RMB10,000, RMB22,000 and RMB6,600 (US$1,019), respectively. The related services are expected to be delivered within the next 12 months.

(ii)	During the years ended December 31, 2013, 2014 and 2015, Bo Rui provided to the Company online marketing services amounting to RMB202, RMB547 and RMB18,309 (US$2,826), respectively.

(iii)

In connection with the Baidu Transaction, the Company and Baidu, Inc. entered into a business cooperation agreement, whereby Baidu, Inc. provides free online marketing services and directs user traffic to the Company’s website. The Company recorded online marketing expenses based on the Company’s estimate of the expenses that would have been incurred if the Company had operated as an unaffiliated entity with a corresponding credit to additional paid in capital. The term of the business cooperation agreement is for an initial term of three years (the “Initial Term”); provided, however that notwithstanding Baidu, Inc.’s Non-Competition Undertaking to the Company survive until the later of (i) the expiration of the Initial Term and (ii) the date on which Baidu, Inc. and its controlled affiliates hold less than 50% of the voting power attaching to the outstanding shares of the Company (on a fully-diluted basis). The business cooperation agreement expired in July, 2014. Upon its expiration, the Company started to pay other related parties of Baidu, Inc. for the aforementioned online marketing services provided.

(iv)	During the years ended December 31, 2013, 2014 and 2015, Baidu Times provided to the Company online marketing services amounting to nil, RMB7,670 and RMB15,148 (US$2,338), respectively.

(v)

On June 1, 2015, the Company and Baidu Online entered into a business cooperation agreement, under which Baidu Online agreed to grant the Company an exclusive right to integrate its hotel information and products into the personal computer and mobile versions of Baidu Maps. The Company will display location-based hotel data through the Baidu Maps interface. Users can click on the displayed hotels to view hotels and to complete bookings. The Company pays Baidu Online cash amount at a certain percentage of gross revenue the Company earns pursuant to this agreement in exchange for the services Baidu Online provides to the Company. This agreement will expire in May 2016 subject to renewal negotiation between both parties.

(vi)

On October 1, 2013, in order to further enhance the cooperation between the Company and Baidu, Inc. in the online travel business through deepening integration, the Company and Baidu, Inc. entered into the Zhixin Cooperation Agreement, for an initial term starting from November 21, 2013 until December 31, 2016, subject to an automatic renewal for seven years unless agreed otherwise by both parties. Under the Zhixin Cooperation Agreement, Baidu, Inc. agreed to grant the Company the exclusive right to operate certain new search products on Baidu’s website for travel-related search results (the “Cooperation Platform”), and the Company may offer links to various travel-related products, including links to the Company’s website, such as airline tickets, hotels and certain commercial package tour products provided through the Cooperation Platform.

Pursuant to the Zhixin Cooperation Agreement, Baidu, Inc. agreed to guarantee certain minimum page views to be generated from users of the Cooperation Platform, which will be no less than 2,190 million page views per year in 2014 and 2015, respectively, and no less than 2,196 million page views for 2016 (the “Minimum Traffic Guarantee” or “MTG”).

In exchange for the services to be performed under the Zhixin Cooperation Agreement, on November 21, 2013, the Company issued to Baidu, Inc. warrants for 45,800,000 of the Company’s Class B Ordinary Shares (the “Baidu Warrants”), which is calculated by dividing US$229,000 by the public offering price of the Company’s Class B ordinary shares, or US$5 per Class B ordinary share, subject to adjustments as discussed below. The Baidu Warrants have no exercise price; thus are more akin to nonvested redeemable restricted stock units. The Baidu Warrants are exercisable in independent tranches of 11,450,000 or 25% from January 15, 2015, 16,030,000 or 35% from January 15, 2016 and 18,320,000 or 40% from January 15, 2017 and will expire on December 31, 2019. As long as the pre-existing non-competition undertaking remains in effect, Baidu, Inc. has the option to redeem all or part of the Baidu Warrants for (i) Class B ordinary shares (the “Share Settlement”); or (ii) cash equal to US$5 per warrant. If Baidu, Inc. terminates its pre-existing non-competition undertaking, Baidu, Inc. can only choose to settle a portion of the Baidu Warrants by Share Settlement to enable it to hold up to 49.9% of the Company’s voting rights and the remaining Baidu Warrants must be settled in cash at an amount that equals the higher of US$5 per Class B ordinary share or the average closing price of the Company’s Class B ordinary share on NASDAQ Global Market for the ten days preceding the settlement.

For any year during the initial term, if the Company fails to meet the applicable benchmark revenue (the “Benchmark Revenue”) as defined below, and Baidu, Inc. fails to fulfill 90% of the applicable MTG (the “Benchmark MTG”), the number of underlying Class B ordinary shares issuable upon exercise of the relevant tranche of Baidu Warrants with respect to that year would be adjusted downward in proportion to the deficit of the Benchmark MTG. Under the Zhixin Cooperation Agreement, the Company has agreed to make its best business efforts to achieve an agreed-upon Benchmark Revenue of RMB480,000, RMB630,000 and RMB800,000 for 2014, 2015 and 2016, respectively. In any year that the Company’s revenues exceeds the Benchmark Revenue applicable to that year, Baidu, Inc. will also be entitled to cash payment equal to 76% of the excess revenue for that year.

The Company accounted for the Baidu Warrants following the measurement guidance in ASC505-50, Equity, Equity-Based Payments to Non-Employees and classified the entire Baidu Warrants as a liability pursuant to the classification guidance in ASC 505-50-25-10 and ASC 718-10-25-11.

The Baidu Warrants is measured at fair value at each reporting date until the final measurement date, which is the date of completion of services required to earn each relevant tranche. The cost associated with the warrants issued pursuant to the Zhixin Cooperation Agreement has been recognized ratably over the period of service required to earn each tranche of warrants based upon the number of the Baidu Warrants and taking into account the potential effect of the downward adjustment to the number of underlying shares in the event the contractual benchmarks are not achieved by Baidu. Upon vesting, the Baidu Warrants should continue to be accounted for as a liability in accordance with ASC 480-10-25-8 and measured in accordance with ASC 480-10-30 and ASC 480-10-35 at every reporting period until the Baidu Warrants are settled. Changes in the fair value of each vested tranche of the Baidu Warrants will be recognized in earnings in the accompanying consolidated statements of comprehensive loss.

For the period from October 1, 2013 through December 31, 2013, the Cooperation Platform was still in the testing phase and therefore, no meaningful traffic was generated. Based on the above, the Zhixin Cooperation Agreement with Baidu, Inc. did not have any material impact to the Company’s consolidated financial statements for the year ended December 31, 2013. The Cooperation Platform was officially launched on January 1, 2014 and the services pursuant to the Zhixin Cooperation Agreement commenced on the same day.

On June 1, 2015, Baidu, Inc. and the Company mutually agreed to terminate the Zhixin Cooperation Agreement with immediate effect as permitted under the agreement. Both parties agreed that Baidu, Inc. would pay the Company a cash consideration of RMB207,000 (US$31,955) in connection with the termination. The consideration received from Baidu, Inc. as the Company’s vendor was presumed to be a reduction of price of the services provided by Baidu per ASC 605-50-45-12. The online marketing expense for Baidu Zhixin Cooperation was RMB699,983 and RMB37,178 (US$5,739) for the years ended December 31, 2014 and 2015, respectively, and nil and RMB143,584 (US$22,166) of the cash consideration received were recognized as deduction to online marketing expense, respectively.

Concurrently with the termination of the Zhixin Cooperation Agreement,  Baidu, Inc. fully exercised the first independent tranche of the Baidu Warrants for services provided to the Company in 2014 into 11,450,000 Class B ordinary shares.   The Company recognized remeasurement loss of RMB397,987 (US$61,439) for the first 5 months of 2015 immediately before the warrants were exercised. The cash consideration received from Baidu, Inc. was recorded in “Accrued expenses and other current liabilities” on the Company’s consolidated balance sheet to be recognized prospectively against future Baidu service payments pursuant to ASC 605-50-45-13 as consideration received from a vendor.

(vii)

On April 22, 2013, the Company was granted an interest free loan amounting to RMB100,000 (US$15,437) from Baidu Online with a repayment term of three months to supplement the Company’s RMB working capital needs and to provide RMB funding for establishing a new entity in the PRC. In order to secure such loan, on the same day, the Company also granted an interest free loan amounting to US$11,174 to Baidu Holdings with the same three month repayment term, and extended the repayment term of the November 1, 2012 interest free loan amounting to US$5,000 by three months. Both the loans granted by the Company to Baidu Holdings were to reciprocate the interest free loan from Baidu Online. On July 22, 2013, the Company repaid the RMB100,000 loan to Baidu Online in full. The Company recorded imputed interest expense amounting to RMB1,376 (US$212) relating to this loan based on the market interest rate of 5.6%. On August 6, 2013, Baidu Holdings also repaid both the US$11,174 and US$5,000 loan, respectively to the Company in full. On September 27, 2013, the Company was granted a loan amounting to RMB50,000 with an annual interest rate of 6% from Baidu Online with a repayment term of 15 days to supplement the Company’s RMB working capital needs. On October 12, 2013, the Company repaid the RMB50,000 loan to Baidu Online in full. The Company recorded interest expense amounting to RMB115 (US$18) relating to this loan.

On February 27, 2014, the Company entered into a US$300,000 revolving credit facility agreement with Baidu, Inc.. The three-year credit facility bears no commitment fee. Any drawdown bears interest at a rate of 90% of the benchmark lending rate published by the People’s Bank of China and shall be repaid within three years from the drawdown date. The Company is allowed to repay its outstanding debt obligation at maturity either by cash or by issuance of Class B ordinary shares. The applicable share conversion price will be determined by the prevailing share price at the maturity date. On March 12 and May 4, 2015, the Company drew down RMB507,000 (US$78,267) and RMB627,000 (US$96,792) respectively, pursuant to the revolving credit facility agreement. The Company recorded interest expense amounting to RMB42,182 (US$6,512) for the year ended December 31, 2015. The Company fully repaid these loans in March 2016.

(viii)

On October 26, 2015, the Company was granted a loan amounting to RMB639,800 (US$98,768) from Baidu Times. The loan bore an interest at 4.14% with a repayment term of 12 months. The Company recorded interest expense amounting to RMB4,930 (US$761) for the year ended December 31, 2015. The Company fully repaid the loan in March 2016.

(ix)

On December 28, 2012, the Company was granted an interest free loan amounting to RMB50,000 from Baidu Netcom with a repayment term of six months. The Company repaid the loan in full on March 27, 2013. The Company recorded imputed interest expense amounting to RMB674 for the year ended December 31, 2013 relating to this loan based on the market interest rate of 5.6%.

(x)

On October 27, 2015, the Company granted a loan amounting to US$100,000 to Baidu Holdings. The loan bore an interest at 1.00% with a repayment term of 12 months. The Company recorded interest income amounting to RMB1,173 (US$181) for the year ended December 31, 2015.The Company fully collected the repayment in March 2016.

(xi)	The Company granted a loan amounting to RMB31,210 (US$4,818) to Baituo to supplement its working capital needs in 2015. Baituo repaid RMB6,210 (US$959) in December 2015.

c) The Company had the following related party balances outstanding as of December 31 2014, and 2015:

			As of December 31
			2014	2015
	Note		RMB	RMB	US$
Current assets
Due from related parties:
Baidu Holdings			—	651,053	100,505
Baidu Times			3,670	—	—
Baidu Netcom			25,210	6,976	1,077
Nuo Mi			11,071	72,910	11,256
Baidu Online			—	50,839	7,848
Baidu Microcredit			—	116	18
Ctrip.com			—	2,258	349
Huazhu			—	1,409	218
Homeinns			—	2,562	395
Baituo			—	25,000	3,859

Total due from related parties			39,951	813,123	125,525

Current liabilities
Due to related parties:
Baidu Online			—	1,234,301	190,543
Baidu Netcom			—	—	—
Baidu, Inc.			4,714	—	—
Nuo Mi			377	4,048	625
Baidu Times			768	645,926	99,714
Bo Rui			50	6,921	1,068
Ctrip.com			—	298	46
eLong		(i)	—	69,919	10,794
Huazhu			—	87	13
Bo Dong			396	—	—

Total due to related parties			6,305	1,961,500	302,803

(i)	Amount mainly represented the payment for advertising service received in advance from eLong.

Except for the loans with related parties disclosed above, balances with related parties are unsecured, interest-free and repayable upon demand.